Vessels (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of Vessels

	Vessels	Drydocking	Total
	(in thousands)
Cost
January 1, 2025	$2,467,396	$86,045	$2,553,441
Vessels acquisitions	84,196	—	84,196
Additions	—	14,092	14,092
Disposals	(50,769)	(8,535)	(59,304)
June 30, 2025	2,500,823	91,602	2,592,425

Accumulated Depreciation
January 1, 2025	854,346	45,488	899,834
Charge for the period	57,426	11,446	68,872
Disposals	(45,933)	(8,535)	(54,468)
June 30, 2025	865,839	48,399	914,238

Net Book Value
December 31, 2024	1,613,050	40,557	1,653,607
June 30, 2025	$1,634,984	$43,203	$1,678,187